Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2025
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Supplemental Disclosure with Respect to Cash Flows
Note 22 - Supplemental Disclosure with Respect to Cash Flows
Other non-cash operating activities:

	For the year ended December 31,
	2025	2024

Interest income	$(731)	$(198)
Gains (losses) on disposals	2,253	(373)
Allowance for bad debts	1,488	-
Foreign exchange loss	235	201
Other non-cash items	-	(523)
Total	$3,245	$(893)
Note 22 - Supplemental Disclosure with Respect to Cash Flows (continued)
Other investing activities:

	For the year ended December 31,
	2025	2024

Proceeds from disposal of stream assets	-	283
Proceeds from disposal of subsidiary	-	50
Purchase of property and equipment	(4)	-
Reclamation bonds	9	-
Total	$5	$333